Related party transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 18, 2021	Aug. 31, 2021	Feb. 11, 2021	Dec. 23, 2020
IfrsStatementLineItems [Line Items]
Due to related parties	$ 500			$ 500
Fair market value of shares			1,560,000
Key Management			$ 1,100
Shares issued	165,889				32,923,078	5,554,588
Stock value	$ 7,000
Recognized amount	$ 1,000	$ 0
First Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued	2,020,000.00
Fair market value	$ 1,400
Second Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued	3,550,000
Fair market value	$ 2,500
Third Date Of Common Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued	2,820,000
Fair market value	$ 2,000